Employee Benefits (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
AHBP
Employee Benefits
Maximum company exposure	$ 200,000	$ 200,000
Accrued estimated run out exposure	$ 218,000	$ 234,000
401(k) Plan
Employee Benefits
Percentage of employee contribution	3.00%	3.00%
Matching contribution	$ 0.50	$ 0.50
Matching contribution (in percent)	4.00%	4.00%
Amount contributed		$ 695,000	$ 502,000	$ 539,000